Consolidated Statements of Shareholders’ Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive (loss) income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2020		$ 11,584,324	$ 22,437,754	$ 38,247,903	$ (30,489,126)	$ 53,296	$ (3,681,858)	$ 38,152,293
Balance (in Shares) at Dec. 31, 2020	[1]	1,158,432	2,243,776
Issuance of Class A Ordinary Shares		$ 1,387,925		2,612,075				4,000,000
Issuance of Class A Ordinary Shares (in Shares)	[1]	138,793
Issuance of shares to non-controlling interest				66,783			(61,423)	5,360
Disposal of subsidiaries under common control transaction				303,419		(5,386)	(300,000)	(1,967)
Disposal of subsidiaries							7,962	7,962
Share-based compensation				1,682,460				1,682,460
Exercise of warrants		$ 40,000		90,012				130,012
Exercise of warrants (in Shares)	[1]	4,000
Exercise of options		$ 190,159		504,065				694,224
Exercise of options (in Shares)	[1]	19,016
Exchange difference on translation of foreign operation						(49,929)		(49,929)
Net loss					(25,048,389)		(2,065,904)	(27,114,293)
Balance at Dec. 31, 2021		$ 13,202,408	$ 22,437,754	43,506,717	(55,537,515)	(2,019)	(6,101,223)	17,506,122
Balance (in Shares) at Dec. 31, 2021	[1]	1,320,241	2,243,776
Issuance of shares to non-controlling interest				52,024			(52,024)
Share-based compensation				1,646,999				1,646,999
Exercise of options		$ 67,120		102,340				169,460
Exercise of options (in Shares)	[1]	6,712
Exchange difference on translation of foreign operation						35,826		35,826
Net loss					(9,799,560)		(1,725,542)	(11,525,102)
Balance at Dec. 31, 2022		$ 13,269,528	$ 22,437,754	45,308,080	(65,337,075)	33,807	(7,878,789)	7,833,305
Balance (in Shares) at Dec. 31, 2022	[1]	1,326,953	2,243,776
Issuance of shares to non-controlling interest				67,766			(67,766)
Adjustment for change of par value		(13,269,514)	(22,437,732)	35,707,246
Issuance of shares in exchange of share options and settlement of liabilities		$ 1		3,078,195				3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)	[1]	70,430
Issuance of shares for share-based compensation		$ 1		176,263				176,264
Issuance of shares for share-based compensation (in Shares)	[1]	65,770
Issuance of shares		$ 2		1,575,560				1,575,562
Issuance of shares (in Shares)	[1]	215,959
Conversion of convertible notes		$ 13		5,999,987				6,000,000
Conversion of convertible notes (in Shares)	[1]	1,250,000
Rounding up for reverse stock split
Rounding up for reverse stock split (in Shares)	[1]	8,018
Share-based compensation				1,088,925				1,088,925
Exercise of options				16,506				16,506
Exercise of options (in Shares)	[1]	791
Exchange difference on translation of foreign operation						(44,430)		(44,430)
Net loss					(2,824,647)		(1,516,328)	(4,340,975)
Balance at Dec. 31, 2023		$ 31	$ 22	$ 93,018,528	$ (68,161,722)	$ (10,623)	$ (9,462,883)	$ 15,383,353
Balance (in Shares) at Dec. 31, 2023	[1]	2,937,921	2,243,776

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.